Inventory (Details - Inventory consisted) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Finished goods	$ 185,310	$ 50,469
Raw materials	435,458	274,188
Inventory	$ 620,768	$ 324,657